Debt (Details Textual) - USD ($)							1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 09, 2016	Nov. 14, 2016	Aug. 09, 2016	Aug. 05, 2016	Mar. 25, 2016	May 04, 2015	Jan. 24, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Borrowers adjusted EBITDA covenant										$ (2,200,000)
Western alliance amendment, description					The Lender and the Borrowers agreed that the adjusted EBITDA for the six months ended March 31, 2016 would not be less than $(2,200,000) and on or before April 30, 2016, the Borrowers and Lender were to agree to additional financial covenants for the fiscal quarters ended June 30, 2016, September 30, 2016 and December 31, 2016.						(i) agreement by the Lender to allow the Company to finance a receivable from a customer outside of the United States for a limited period of time; (ii) modification of the date for the repayment of the Term Advance to June 30, 2016; (iii) agreement by the Borrowers to maintain, beginning on June 30, 2016, an Asset Coverage Ratio of not less than 1.25 to 1; and (iv) revisions to the definition of certain terms that are included in the Original Agreement and providing definitions for certain terms that are included in the Amendment.
Fee in lieu of warrants				$ 200,000
Conversion price			$ 22.50
Debt discount								$ 1,570			$ 1,865
Amortization of debt discount								$ 294,000			491,000
Debt issuance cost			$ 189,000
Binomial Lattice Model [Member]
Debt Instrument [Line Items]
Fair value of the embedded conversion feature			51,000
Bridge Bank [Member]
Debt Instrument [Line Items]
New credit limit of line of credit						$ 10,000,000
Bank term loan payable						$ 2,000,000
Debt instrument, maturity date						Apr. 29, 2018
Bank loan repayment from debt issuance			1,400,000
Accounts payable repayment from debt issuance			$ 1,000,000
Description of debt instrument maturity date						Amendment 4 to the BFA dated March 15, 2013 which provided for a second term loan of $2 million which matures on April 29, 2018.
Hillair Capital Investments L.P. [Member]
Debt Instrument [Line Items]
Securities purchase agreement, description			(i) an 8% Original Issue Discount Senior Convertible Debenture in an aggregate principal amount of $5,700,000 due on August 9, 2018 and (ii) 2,250 shares of newly created Series 1 Convertible Preferred Stock, par value $0.001 per share, for an aggregate purchase price of $5,000,000.
Conversion price			$ 22.50
Debt discount			$ 700,000
Aggregate principal amount exceed limit, percentage			25.00%
Option to redeem debenture, description			The option to redeem the debenture before its maturity by payment in cash of 120% or 110%.
Dividend assumption
Amendment Number Four [Member] | Bridge Bank [Member]
Debt Instrument [Line Items]
Bank term loan payable						$ 2,000,000
Interest rate per annum												5.50%
Loan and Security Agreement [Member]
Debt Instrument [Line Items]
New credit limit of line of credit		$ 10,000,000
Aggregate principal amount exceed limit, percentage		85.00%
Annual bear interest rate, description		(a) 9.5% and (b) the sum of (i) the "Prime Rate" as reported in the "Money Rates" column of The Wall Street Journal, adjusted as and when such Prime Rate changes, plus (ii) 6%. The interest rate on borrowings is subject to increase by 4% if an event of default has occurred and is continuing.
Fee receivable, description		(a) an annual line fee equal to $100,000; (b) an unused line fee equal to 0.5% of the daily average unused portion of the maximum amount of Availability (as defined in the Loan Agreement), calculated on an annualized basis, due and payable monthly; (c) a loan administration and monitoring fee equal to 0.5% of the daily average used portion of Availability calculated on a monthly basis, due and payable monthly; and (d) certain other audit and wire fees. The closing of the transactions contemplated by the Loan Agreement are subject to the satisfaction of certain closing conditions.
Closing fee received by lender		$ 100,000
Loan and Security Agreement [Member] | Amendment Number One [Member]
Debt Instrument [Line Items]
Description of loan amendment
●

Amending the definition of “Borrowing Base” in the Loan Agreement, under which Borrower Base will be calculated at any time as the sum of (i) at any time as the product obtained by multiplying the outstanding amount of all Eligible Accounts (not including and specifically excluding Eligible Unbilled Accounts), net of all taxes, discounts, allowances and credits given or claimed, by up to eighty-five percent (85%), and (ii) (A) for the period from December 9, 2016 through and including January 9, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by up to eighty- five percent (85%), (B) for the period from January 10, 2017 through and including February 8, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by up to seventy percent (70%), (C) for the period from February 9, 2017 through and including March 9, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by up to fifty percent (50%), and (D) from and after March 10, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by zero percent (0%), it being the understanding of Borrower, that on and after March 10, 2017, Lender shall not make advances against Eligible Unbilled Accounts; provided, that, at all times, the aggregate amount of Eligible Unbilled Accounts shall not exceed twenty percent (20%) of the aggregate amount of Eligible Accounts.

●

Adding the definition of “Eligible Unbilled Accounts” to the Loan Agreement, which means accounts (i) for which goods are to be provided to an account debtor or work or services are to be performed for an account debtor and the Borrower has not invoiced the account debtor within thirty (30) days after such accounts are first included on the Borrowing Certificate, and (ii) which otherwise satisfy (1), (3), (5) through and including (12) and (14) through and including (22) of the definition of Eligible Accounts as provided in the Loan Agreement.

●

Amending the deadline for Borrower to deliver Monthly Financial Statements (as defined in the Loan Schedule) to Lender from not later than twenty (20) days after the end of each calendar month to not later than thirty (30) days after the end of each calendar month.

●	Adding “Inventory schedules” to the definition of “Other Weekly Reports” under the Loan Schedule.

Accommodation fee	$ 50,000
Loan and Security Agreement [Member] | Amendment Number Two [Member]
Debt Instrument [Line Items]
Description of loan amendment
The Loan Agreement was deleted and restated in its entirety as follows: Accounts that satisfy the criteria set forth in the foregoing items (1) – (20), which are owed by any other single Account Debtor or its Affiliates so long as such Accounts, in the aggregate, constitute no more than twenty percent (20%) of all Eligible Accounts, provided, that only for the period commencing on January 24, 2017 through and including April 24, 2017, Accounts in the aggregate only from and owed by Centene Corporation or its Affiliates may exceed twenty percent (20%) of all Eligible Accounts by an amount not to exceed $500,000, provided, further, that, from and after April 25, 2017, Accounts in the aggregate that are owed by Centene Corporation or its Affiliates that satisfy the criteria set forth in the foregoing items (1) – (20) shall not exceed twenty percent (20%) of all Eligible Accounts; and Borrower shall have paid to Lender an accommodation fee in the amount of $5,000 on February 2, 2017.